Organization and Basis of Presentation - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Mar. 22, 2016 USD ($) $ / shares	Mar. 21, 2016 $ / shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)
Description Of Business [Line Items]
Entity incorporation, date of incorporation				Nov. 06, 2008
Number of operating segments | Segment				1
Reverse stock split ratio				1
Accumulated deficit				$ (29,271,473)	$ (15,949,045)
Subsequent Event [Member]
Description Of Business [Line Items]
Reverse stock split, description		Fifteen-for-one
Reverse Stock Split [Member]
Description Of Business [Line Items]
Reverse stock split, description				A 1 for 15 reverse stock split on its issued and outstanding common stock.
Reverse stock split ratio				0.067
Reverse Stock Split [Member] | Subsequent Event [Member]
Description Of Business [Line Items]
Common stock exchange price per share | $ / shares	$ 0.0875219	$ 0.09
Liquidity [Member]
Description Of Business [Line Items]
Accumulated deficit				$ 29.3
Liquidity [Member] | Subsequent Event [Member]
Description Of Business [Line Items]
Total net cash acquired from merger	$ 28.0
Proceeds from issuance of common stock			$ 33.5